Income Taxes and Duties - Summary of Expected Benefit for DUC (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of income taxes [abstract]
Expected expense (benefit):			$ 4,871,813	$ 98,990,391
Increase (decrease) resulting from:
Expected benefit contract			(1,811,137)	(2,578,264)
Non-cumulative profit			(464,460,841)	(627,269,522)
Non-deductible expenses			461,400,165	530,857,395
Production value			245,764,971	360,388,580
Deductible duties			(18,318,819)	(26,159,947)
DUC tax credit			(63,122,712)	(73,507,538)
Deferred DUC expense (benefit)			2,588,760	6,863,068
Deductions cap			(39,413,191)	(53,508,239)
DUC-Profit-sharing duty expense	$ 0	$ 0	$ 127,499,009	$ 214,075,924